Finance Debt - Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Opening balance	$ 109,046,000,000
Additions (new funding obtained)	8,149,000,000
Principal amortization	(23,965,000,000)
Interest amortization	(3,107)
Ending balance	91,516,000,000	$ 109,046,000,000
Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Opening balance	109,046,000,000	118,126,000,000
Initial application of IFRS9	356,000,000
Additions (new funding obtained)	8,189,000,000	25,589,000,000
Principal amortization	(23,392,000,000)	(36,130,000,000)
Interest amortization	(3,010)	(6,537)
Accrued interest	2,983,000,000	7,147,000,000
Foreign exchange/ inflation indexation charges	1,500,000,000	1,171,000,000
Cumulative translation adjustment (CTA)	(4,156,000,000)	(320,000,000)
Ending balance	91,516,000,000	109,046,000,000
Purchase of property, plant and equipment on credit [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Additions (new funding obtained)	(40,000,000)
Expenses with debt restructuring [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Principal amortization	(605,000,000)
Deposits linked to financing [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Principal amortization	21,000,000
Interest amortization	(97)
Finance leases [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Principal amortization	11,000,000
Brazil [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Opening balance	21,930,000,000
Ending balance	17,523,000,000	21,930,000,000
Brazil [member] | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Opening balance	21,930,000,000	25,921,000,000
Initial application of IFRS9	65,000,000
Additions (new funding obtained)	2,071,000,000	6,801,000,000
Principal amortization	(3,820,000,000)	(10,641,000,000)
Interest amortization	(617)	(2,286)
Accrued interest	732,000,000	2,296,000,000
Foreign exchange/ inflation indexation charges	(10,000,000)	114,000,000
Cumulative translation adjustment (CTA)	(2,828,000,000)	(275,000,000)
Ending balance	17,523,000,000	21,930,000,000
Foreign countries [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Opening balance	87,116,000,000
Ending balance	73,993,000,000	87,116,000,000
Foreign countries [member] | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Opening balance	87,116,000,000	92,205,000,000
Initial application of IFRS9	291,000,000
Additions (new funding obtained)	6,118,000,000	18,788,000,000
Principal amortization	(19,572,000,000)	(25,489,000,000)
Interest amortization	(2,393)	(4,251)
Accrued interest	2,251,000,000	4,851,000,000
Foreign exchange/ inflation indexation charges	1,510,000,000	1,057,000,000
Cumulative translation adjustment (CTA)	(1,328,000,000)	(45,000,000)
Ending balance	$ 73,993,000,000	$ 87,116,000,000